Property and Equipment, Net (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, Net (Textual) [Abstract]
Depreciation and amortization expense on property and equipment	$ 3,636	$ 2,085